WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Change In Warrant Liability
	December 31, 2023	December 31, 2022
Balance at beginning of the period	$475	$741
Warrants issued	-	2,240
Fair value adjustment	(478)	(2,395)
Effect of movement in exchange rates	3	(111)
Balance at end of the period	$-	$475

Schedule Of Warrants Outstanding And Exercisable
	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2022	1,950,412	$0.80
Granted	7,000,000	$1.09
Warrants outstanding and exercisable, December 31, 2022	8,950,412	$1.03
Expired	(8,950,412)	$1.03
Warrants outstanding and exercisable, December 31, 2023	-	-

Schedule Of Fair Value Of Warrant Liability
	December 31, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	-%	4.07%
Expected dividend yield	-%	0%
Expected warrant life (years)	-	0.73
Expected stock price volatility	-%	56.80%
Weighted average fair value	$-	$0.05